Business Segment Information (Schedule Of Balance Sheet Information By Operating Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 3,674	$ 4,144
Goodwill	968	959	$ 324
Equity in and advances to unconsolidated affiliates	387	369
Operating Segments
Segment Reporting Information [Line Items]
Total assets	3,667	4,131
Goodwill	968	959	324
Equity in and advances to unconsolidated affiliates	387	369
Operating Segments | Technology
Segment Reporting Information [Line Items]
Total assets	210	162
Goodwill	51	48	25
Equity in and advances to unconsolidated affiliates	0	0
Operating Segments | Hydrocarbons Services
Segment Reporting Information [Line Items]
Total assets	1,065	1,657
Goodwill	238	237	239
Equity in and advances to unconsolidated affiliates	346	332
Operating Segments | Government Services
Segment Reporting Information [Line Items]
Total assets	1,600	1,646
Goodwill	679	674	60
Equity in and advances to unconsolidated affiliates	41	37
Operating Segments | Other
Segment Reporting Information [Line Items]
Total assets	792	666
Goodwill	0	0	0
Equity in and advances to unconsolidated affiliates	0	0
Operating Segments | Non-strategic Business
Segment Reporting Information [Line Items]
Total assets	7	13
Goodwill	0	0	$ 0
Equity in and advances to unconsolidated affiliates	$ 0	$ 0